Nature of the Organization and Business (Details)	Mar. 09, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Nature of the Organization and Business (Details) [Line Items]
Investors percentage		50.00%	50.00%
BaiJiaYun [Member]
Nature of the Organization and Business (Details) [Line Items]
Subsidiaries accounted percentage				100.00%	100.00%
VIE [Member] | BaiJiaYun [Member]
Nature of the Organization and Business (Details) [Line Items]
Consolidated revenues, net income, and cash flows percentage				100.00%	100.00%
Forecast [Member]
Nature of the Organization and Business (Details) [Line Items]
Dispose equity interest percentage	100.00%